SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)												3 Months Ended		12 Months Ended
	Dec. 09, 2024	Jun. 15, 2023	May 09, 2023	Mar. 20, 2023	Mar. 11, 2023	Apr. 12, 2022	Mar. 15, 2022	Mar. 01, 2022	Sep. 29, 2021	Mar. 18, 2021	Feb. 18, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 01, 2024	Dec. 31, 2022
Cash in excess of FDIC limits												$ 1,361,709		$ 1,854,521
Depreciation expense												65	$ 271	1,084	$ 1,084
Amortization expense												$ 756	$ 756	$ 3,022	$ 3,022
Options granted							5,000,000					0	0	0	155,000,000
Exercise price														$ 0.0036	$ 0.0126
Option immediate exercisable												436,202,660	421,388,889	431,051,538	416,388,889
Options vesting							138,889
Issuance of common shares to purchase warrants												0		0	0
Warrant exercised
Options vesting period							36 months
Options granted outstanding												562,500,000	560,000,000	562,500,000	560,000,000		455,000,000
Cancelled shares												0	0
Stock options, outstanding												562,500,000	560,000,000	560,000,000	560,000,000
Stock compensation expense												$ 55,376	$ 76,287	$ 229,220	$ 2,007,180
Advertising and marketing costs												101,518	88,939	362,538	202,878
Advertising and marketing costs												$ 106,479	$ 74,971	$ 316,624	$ 109,051
Share-Based Payment Arrangement, Option [Member]
Warrants outstanding												562,500,000	562,500,000	560,000,000	560,000,000
Warrant [Member]
Warrants outstanding												228,958,334	228,958,334	228,958,334	228,958,334
Exercisable Prices Two [Member]
Stock options, outstanding												50,000,000	50,000,000	5,000,000	5,000,000
Exercisable Prices Three [Member]
Stock options, outstanding												5,000,000	5,000,000	100,000,000	100,000,000
Exercisable Prices One [Member]
Stock options, outstanding												2,500,000		50,000,000	50,000,000
Securities Purchase Agreement [Member] | Warrant [Member]
Issuance of common shares to purchase warrants								5,000,000
Purchase price of warrants								$ 1,000
Warrant exercise price																$ 0.0255
Warrant exercised												0
Equity Option [Member]
Options granted	2,500,000	100,000,000	5,000,000	50,000,000
Exercise price		$ 0.0121	$ 0.0126	$ 0.0137
Option immediate exercisable		100,000,000
Exercisable period				30 months
Options vesting	69,444		138,888									205,479
Options vesting period	35 months		36 months
Expected to vest shares	69,460		833,360	41,666,667
Options vested percentage				100.00%
Expected to vest and exercisable shares				8,333,333
Stock options, outstanding												562,500,000		560,000,000
Stock options tranche description		(a) Tranche I -12,500,000 shares shall become vested and exercisable if the Company files an S-3 registration statement with the Securities and Exchange Commission (SEC) and it is declared effective by the SEC; (b) Tranche II – 12,500,000 shares shall become vested and exercisable if the Company’s shares are traded on a national securities exchange; (c) Tranche III – 12,500,000 shares shall become vested and exercisable if the average daily market value of the Company’s shares exceeds $100,000 per day over any 20 consecutive trade days; and (d) Tranche IV – 12,500,000 shares shall become vested and exercisable if the average daily market value of the Company’s shares exceed $200,000 per day over any 20 consecutive trade days. As of December 31, 2023, none of the performance milestones were met and the options remain unvested. Management believes the probability of satisfying vesting conditions in the above four tranches is less than ten (10) percent during next 12 months based on the current market cap of less than $5,000,000 and average trading stock volume of less than $5,000 per day.
Equity Option [Member] | Exercisable Prices Two [Member]
Stock options, outstanding												5,000,000		5,000,000
Equity Option [Member] | Exercisable Prices Three [Member]
Stock options, outstanding												100,000,000
Employee [Member]
Options granted						450,000,000					450,000,000
Exercise price						$ 0.021			$ 0.028		$ 0.091
Option expiration term						7 years					7 years	7 years		7 years
Vesting stock options description											Half of the 400,000,000 options vested immediately upon grant
Option immediate exercisable						316,666,662
Options vesting						400,000,000
Options granted outstanding												400,000,000		400,000,000
Expected to vest shares						83,333,338
Cancelled shares					50,000,000
Employee [Member] | First Installment 24 Months [Member]
Option immediate exercisable											200,000,000
Exercisable period											24 months
Options vesting										8,333,333
Employee [Member] | First Installment 36 Months [Member]
Options granted							5,000,000
Option immediate exercisable										50,000,000
Exercisable period										36 months
Options vesting							138,889			1,388,889
Options vesting period							36 months
Options granted outstanding												5,000,000		5,000,000
Employee [Member] | First Installment 10 Months [Member]
Option immediate exercisable						19,444,446
Exercisable period						10 months
Options vesting						50,000,000
Expected to vest shares						30,555,554
Options vested percentage						100.00%
Employee [Member] | First Installment 22 Months [Member]
Exercisable period						22 months
Options vested percentage						100.00%